FINANCIAL REPORTING BY SEGMENT (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2020 CLP ($) segment	Dec. 31, 2019 CLP ($)	Dec. 31, 2018 CLP ($)	Dec. 31, 2017 CLP ($)
Operating segment
Number of operating segments | segment	4
Softdrinks	$ 1,110,501,373	$ 1,207,614,924	$ 1,165,696,032
Other beverages	580,474,033	563,589,810	501,485,439
Packaging	7,305,831	7,820,381	5,734,328
Net sales	1,698,281,237	1,779,025,115	1,672,915,799
Cost of sales	(1,022,498,659)	(1,048,343,767)	(968,027,774)
Distribution expenses	(152,532,018)	(166,996,289)	(165,775,484)
Administrative expenses	(283,638,935)	(325,903,809)	(313,742,853)
Finance income	14,945,879	45,155,791	3,940,244
Financial expenses	(54,772,837)	(46,209,020)	(55,014,660)
Interest expense, net*	(39,826,958)	(1,053,229)	(51,074,416)
Share of the entity in income of associates accounted for using the equity method, total	2,228,763	(3,415,083)	1,411,179
Income tax expense	(54,905,399)	(61,166,891)	(55,564,855)
Other income (loss)	(23,990,711)	3,100,178	(22,690,850)
Net income	123,117,320	175,246,225	97,450,746
Depreciation and amortization	110,920,517	111,087,284	99,594,446
Current assets	797,297,716	533,474,103	481,586,454
Non-current assets	1,650,766,684	1,857,474,320	1,732,918,235
Total Assets	2,448,064,400	2,390,948,423	2,214,504,689
Carrying amount in associates and joint ventures accounted for using the equity method, total	87,956,354	99,866,733	102,410,945	$ 86,809,069
Segment disbursements of non-monetary assets	85,874,958	110,683,258
Capital expenditures and other			138,632,048
Current liabilities	378,056,186	411,658,352	419,862,101
Non-current liabilities	1,238,447,623	1,010,386,123	930,927,845
Total liabilities	1,616,503,809	1,422,044,475	1,350,789,946
Cash flows provided by in Operating Activities	278,768,998	255,148,474	235,279,362
Cash flows (used in) provided by Investing Activities	(223,878,758)	(110,048,000)	(118,085,648)
Cash flows (used in) provided by Financing Activities	113,040,961	(127,112,637)	(114,635,278)
Geography Eliminations [Member]
Operating segment
Softdrinks	(578,764)	(366,490)	(72,170)
Other beverages	(359,666)	(450,559)
Packaging	(1,585,729)	(1,959,091)	(1,609,457)
Net sales	(2,524,159)	(2,776,140)	(1,681,627)
Cost of sales	2,524,159	2,776,140	1,681,627
Chile operation | Operating segments
Operating segment
Softdrinks	407,191,500	408,467,731	390,782,296
Other beverages	237,570,385	200,484,390	180,156,806
Net sales	644,761,885	608,952,121	570,939,102
Cost of sales	(392,720,439)	(359,465,664)	(336,719,937)
Distribution expenses	(59,897,972)	(59,076,433)	(55,798,363)
Administrative expenses	(112,306,460)	(114,250,801)	(109,373,432)
Finance income	6,437,945	1,286,021	1,686,041
Financial expenses	(23,938,992)	(13,151,176)	(23,713,774)
Interest expense, net*	(17,501,047)	(11,865,155)	(22,027,733)
Share of the entity in income of associates accounted for using the equity method, total	1,248,478	381,255	298,359
Income tax expense	(23,057,195)	(12,838,517)	(22,000,539)
Other income (loss)	(21,231,223)	(15,109,823)	(11,540,167)
Net income	19,296,027	36,726,983	13,777,290
Depreciation and amortization	50,271,626	46,105,063	42,353,664
Current assets	532,713,969	244,504,165	228,108,768
Non-current assets	636,275,547	657,069,423	644,395,166
Total Assets	1,168,989,516	901,573,588	872,503,934
Carrying amount in associates and joint ventures accounted for using the equity method, total	50,628,307	49,703,673	50,136,065
Segment disbursements of non-monetary assets	41,114,189	51,542,820
Capital expenditures and other			67,709,231
Current liabilities	198,669,957	193,298,799	186,831,021
Non-current liabilities	748,105,248	474,576,722	477,319,648
Total liabilities	946,775,205	667,875,521	664,150,669
Cash flows provided by in Operating Activities	191,911,595	145,551,360	150,035,425
Cash flows (used in) provided by Investing Activities	(178,910,100)	(50,706,748)	(47,164,236)
Cash flows (used in) provided by Financing Activities	117,081,470	(100,352,068)	(98,560,576)
Argentina operation
Operating segment
Increase in assets	97,318,892
Increase in liabilities	16,093,780
Net loss	15,743,592
Argentina operation | Operating segments
Operating segment
Softdrinks	260,118,269	313,866,082	330,874,797
Other beverages	49,817,791	70,990,286	75,341,941
Packaging	8,891,560	9,779,472	7,343,785
Net sales	318,827,620	394,635,840	413,560,523
Cost of sales	(172,065,726)	(214,447,259)	(214,647,052)
Distribution expenses	(49,112,014)	(56,421,024)	(62,899,574)
Administrative expenses	(69,668,104)	(89,276,114)	(93,149,904)
Finance income	1,169,193	1,346,501	14,750
Financial expenses	(729,164)	999,370	(192,602)
Interest expense, net*	440,029	2,345,871	(177,852)
Income tax expense	(7,668,059)	(6,902,265)	(18,874,454)
Other income (loss)	(6,046,069)	(3,235,926)	(2,639,386)
Net income	14,707,677	26,699,123	21,172,301
Depreciation and amortization	22,895,329	25,369,034	20,474,446
Current assets	70,215,594	76,354,086	80,908,212
Non-current assets	144,802,176	165,116,212	160,587,931
Total Assets	215,017,770	241,470,298	241,496,143
Segment disbursements of non-monetary assets	15,803,061	24,343,002
Capital expenditures and other			28,702,138
Current liabilities	58,904,281	68,120,885	83,013,418
Non-current liabilities	10,717,606	13,350,651
Non current liabilities allocated			17,066,746
Total liabilities	69,621,887	81,471,536	100,080,164
Cash flows provided by in Operating Activities	24,603,123	30,440,761	28,899,457
Cash flows (used in) provided by Investing Activities	(16,010,950)	(24,790,752)	(28,700,733)
Cash flows (used in) provided by Financing Activities	(167,606)	(616,475)	(10,644,812)
Brazil operation | Operating segments
Operating segment
Softdrinks	317,712,571	360,791,744	326,015,740
Other beverages	262,350,736	258,529,540	214,493,809
Net sales	580,063,307	619,321,284	540,509,549
Cost of sales	(373,444,835)	(384,838,875)	(329,529,112)
Distribution expenses	(34,784,528)	(42,673,570)	(38,835,833)
Administrative expenses	(79,674,089)	(98,071,441)	(88,809,386)
Finance income	7,068,396	42,327,682	2,019,489
Financial expenses	(30,104,681)	(34,057,214)	(31,108,284)
Interest expense, net*	(23,036,285)	8,270,468	(29,088,795)
Share of the entity in income of associates accounted for using the equity method, total	980,285	(3,796,338)	1,112,820
Income tax expense	(20,536,914)	(36,821,377)	(10,088,988)
Other income (loss)	3,064,104	21,754,242	(8,399,463)
Net income	52,631,045	83,144,393	36,870,792
Depreciation and amortization	27,339,714	29,945,887	26,830,835
Current assets	149,709,603	171,349,293	135,259,768
Non-current assets	643,447,811	786,979,234	679,183,347
Total Assets	793,157,414	958,328,527	814,443,115
Carrying amount in associates and joint ventures accounted for using the equity method, total	37,328,047	50,163,060	52,274,880
Segment disbursements of non-monetary assets	17,075,672	21,343,312
Capital expenditures and other			32,536,213
Current liabilities	96,144,933	124,248,587	128,146,943
Non-current liabilities	465,225,175	506,297,573	420,218,066
Total liabilities	561,370,108	630,546,160	548,365,009
Cash flows provided by in Operating Activities	36,409,227	63,145,540	44,949,860
Cash flows (used in) provided by Investing Activities	(17,075,672)	(21,096,376)	(32,536,213)
Cash flows (used in) provided by Financing Activities	(3,443,826)	(25,654,792)	(5,099,823)
Paraguay operation | Operating segments
Operating segment
Softdrinks	126,057,797	124,855,857	118,095,369
Other beverages	31,094,787	34,036,153	31,492,883
Net sales	157,152,584	158,892,010	149,588,252
Cost of sales	(86,791,818)	(92,368,109)	(88,813,300)
Distribution expenses	(8,737,504)	(8,825,262)	(8,241,714)
Administrative expenses	(21,990,282)	(24,305,453)	(22,410,131)
Finance income	270,345	195,587	219,964
Financial expenses		0
Interest expense, net*	270,345	195,587	219,964
Income tax expense	(3,643,231)	(4,604,732)	(4,600,874)
Other income (loss)	222,477	(308,315)	(111,834)
Net income	36,482,571	28,675,726	25,630,363
Depreciation and amortization	10,413,848	9,667,300	9,935,501
Current assets	44,658,550	41,266,559	37,309,706
Non-current assets	226,241,150	248,309,451	248,751,791
Total Assets	270,899,700	289,576,010	286,061,497
Segment disbursements of non-monetary assets	11,882,036	13,454,124
Capital expenditures and other			9,684,466
Current liabilities	24,337,015	25,990,081	21,870,719
Non-current liabilities	14,399,594	16,161,177	16,323,385
Total liabilities	38,736,609	42,151,258	38,194,104
Cash flows provided by in Operating Activities	25,845,053	16,010,813	11,394,620
Cash flows (used in) provided by Investing Activities	(11,882,036)	(13,454,124)	(9,684,466)
Cash flows (used in) provided by Financing Activities	$ (429,077)	$ (489,302)	$ (330,067)